LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Assets And Liabilities, Lessee
The following table reflects the Company’s lease balances within the Consolidated Balance Sheets:

($ in thousands)	December 31, 2024	December 31, 2023
ROU assets	$110,657	$117,882
Current portion of lease liabilities	11,623	9,416
Non-current lease liabilities	155,334	163,811
Other information related to leases as of and for the years ended December 31, 2024 and 2023 was as follows:

	December 31, 2024		December 31, 2023
($ in thousands)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Right-of-use assets	$95,846	$14,811	$100,249	$17,633
Lease liabilities (current)	$9,629	$1,994	$7,677	$1,739
Lease liabilities (non-current)	$134,710	$20,624	$141,428	$22,383

Weighted- average remaining lease term[1]	10.1	8.8	11.0	9.6
Weighted-average discount rate	15.0%	14.0%	15.0%	14.0%
[1] Weighted-average remaining lease term does not include extensions which the Company is not reasonably certain to enter into.
Lease, Cost
The following table reflects the components of lease expense included in the Consolidated Statements of Operations:

	Year Ended December 31,
($ in thousands)	2024	2023
Lease depreciation expense included in selling, general and administrative expense	$2,362	$2,364
Lease depreciation expense included in cost of goods sold and ending inventory	—	50
Total finance lease depreciation expense	$2,362	$2,414

Rent expense included in selling, general and administrative expense	$12,643	$12,523
Rent expense included in cost of goods sold	15,337	15,492
Total rent expense - operating leases	$27,980	$28,015

Short-term rent expense included in selling, general and administrative expense	$217	$465
Interest expense - leases	$3,146	$3,513

The following table reflects amortization expense capitalized to cost of goods sold and amortization expense capitalized to ending inventory for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Capitalized expense to cost of goods sold	$—	$129
Capitalized expense to inventory for prior periods	—	79

Schedule of Lessee, Operating Lease, Liability, to be Paid, Maturity
As of December 31, 2024, maturities of lease liabilities were as follows:

($ in thousands)	Operating Leases	Finance Leases	Total
2025	$29,467	$5,020	$34,487
2026	29,613	5,146	34,759
2027	29,574	5,240	34,814
2028	29,551	5,124	34,675
2029	28,972	4,969	33,941
Thereafter	133,219	13,368	146,587
Total lease payments	$280,396	$38,867	$319,263
Less: imputed interest	(134,142)	(15,998)	(150,140)
Less: tenant improvement allowance	(1,915)	(251)	(2,166)
Present value of lease liabilities	144,339	22,618	166,957
Less: current lease liabilities	(9,629)	(1,994)	(11,623)
Present value of long-term lease liabilities	$134,710	$20,624	$155,334

Schedule of Lessee, Finance Lease, Liability, to be Paid, Maturity
As of December 31, 2024, maturities of lease liabilities were as follows:

($ in thousands)	Operating Leases	Finance Leases	Total
2025	$29,467	$5,020	$34,487
2026	29,613	5,146	34,759
2027	29,574	5,240	34,814
2028	29,551	5,124	34,675
2029	28,972	4,969	33,941
Thereafter	133,219	13,368	146,587
Total lease payments	$280,396	$38,867	$319,263
Less: imputed interest	(134,142)	(15,998)	(150,140)
Less: tenant improvement allowance	(1,915)	(251)	(2,166)
Present value of lease liabilities	144,339	22,618	166,957
Less: current lease liabilities	(9,629)	(1,994)	(11,623)
Present value of long-term lease liabilities	$134,710	$20,624	$155,334

Schedule of Maturities of Long-Term Debt
As of December 31, 2024, maturities of long-term financing liabilities were as follows:

($ in thousands)	Long-term financing liabilities
2025	$13,875
2026	14,223
2027	14,580
2028	14,946
2029	15,321
Thereafter	81,598
Total financing payments	$154,543
Less: interest	(60,919)
Less: tenant improvement allowance	(75)
Present value of financing liabilities	$93,549
Less: short-term financing liabilities	(2,609)
Present value of long-term financing liabilities	$90,940